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                                                                 October 1, 1999
FUND PROFILE
T. ROWE PRICE
Summit Cash Reserves Fund

A money market fund seeking preservation of capital, liquidity, and current income.

TROWEPRICELOGO
This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.
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FUND PROFILE
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 What is the fund's objective?

   The fund seeks preservation of capital and liquidity, and, consistent with these, the highest possible current income.


 What is the fund's principal investment strategy?

   The fund, which is managed to provide a stable share price of $1.00, invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. The fund will purchase securities that mature in 397 days or less, its weighted average maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, or to shift assets into higher-yielding securities.


 What are the main risks of investing in the fund?

   Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   To the extent the fund holds foreign securities denominated in U.S. dollars, it will be subject to risks including potentially adverse political and economic developments overseas, greater volatility, and lower liquidity.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call 1-800-638-5660.
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FUND PROFILE
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  . The fund's yield will fluctuate with changes in market conditions and interest rate levels.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. This fund may be appropriate for you if you seek the higher yields that can result from a fund with low expenses and can meet the fund's $25,000 initial purchase requirement. The fund is designed to provide principal stability, which makes it a good choice for you if the stability and accessibility of your investment are more important than the opportunity for higher income or total return.

   The fund may be used for both regular and tax-deferred accounts, such as IRAs.


 How has the fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is no guarantee of its future returns.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the chart.
LOGO



         Calendar Year Total Returns
   "94"     "95"     "96"     "97"      "98"
 ---------------------------------------------
  4.02     5.71     5.17     5.34      5.33
 ---------------------------------------------



          Quarter ended              Total return
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FUND PROFILE
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 Best quarter                            3/31/95 7.82%

 Worst quarter                           3/31/97 -3.56%
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FUND PROFILE
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
 Table 1  Average Annual Total Returns
                                       Periods ended September 30, 1999
                                      1 year   5 years   Since inception    Inception date
 -------------------------------------
  Summit Cash Reserves Fund            4.89%    5.28%         5.00%            10/29/93
  Lipper Money Market Funds Average    4.41     4.95          4.69             10/31/93
 ------------------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any. The fund's $1.00 share price is not guaranteed.


 What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

   The fund has a single, all-inclusive fee covering investment management and operating expenses. This fee will not fluctuate. In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses that varies according to a number of other factors.


 Table 2  Fees and Expenses of the Fund
                                              Annual fund operating expenses
                                        (expenses that are deducted from fund
 -------------------------------------- assets)
                                       --------------------------------------------

  Management fee /a/                                       0.45%
  Other expenses                                           0.00%
  Total annual fund operating                              0.45%
  expenses
 ----------------------------------------------------------------------------------


 /a/       The management fee includes operating expenses.


   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

      1 year      3 years      5 years      10 years
    ---------------------------------------------------------

       $46         $144         $252          $567
    ----------------------------------------------------



 Who runs the fund?

   The fund is managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.
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FUND PROFILE
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   Edward A. Wiese manages the fund day-to-day and has been chairman of its
   Investment Advisory Committee since 1994. He joined T. Rowe Price in 1984 and has been managing investments since 1985.


 Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $25,000. The minimum subsequent investment is $1,000 ($100 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 When will I receive income and capital gain distributions?

   The fund distributes income monthly and, since the fund is managed to maintain a constant share price, it is not expected to make capital gain distributions. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.
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FUND PROFILE
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com

LOGO
                                                                     RPS P21-035
 T. Rowe Price Investment Services, Inc., Distributor
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